INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Total	$ 15,765	$ 14,521
North American residential infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	2,985	3,006
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	2,510	2,299
Canadian diversified midstream operation
Disclosure of information for cash-generating units [line items]
Total	1,624	1,718
U.S. bulk fiber network
Disclosure of information for cash-generating units [line items]
Total	1,516	0
North American rail operation
Disclosure of information for cash-generating units [line items]
Total	1,381	1,674
European residential infrastructure business
Disclosure of information for cash-generating units [line items]
Total	1,295	1,196
Brazil electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	1,152	1,023
Indian telecom tower operation
Disclosure of information for cash-generating units [line items]
Total	1,103	1,175
U.K. wireless infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	585	549
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Total	570	577
North American retail colocation data center operations
Disclosure of information for cash-generating units [line items]
Total	454	454
U.K. ports operation
Disclosure of information for cash-generating units [line items]
Total	0	267
Other
Disclosure of information for cash-generating units [line items]
Total	$ 590	$ 583